Note 4 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Work-in-progress	$ 15,529	$ 6,465
Finished goods	6,071	5,489
Supplies and other	8,112	4,201
	29,712	16,155
Accrued payroll and benefits	60,546	45,690
Value appreciation plans	12,467	7,110
Customer advances	501	243
Other	37,094	24,857
	$ 110,608	$ 77,900